Advances to Suppliers - Schedule of Advance to Suppliers (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	$ 775,607	$ 404,989
Less: reserve for vendor non-performance on advances	(342,467)	(222,914)
Advance to suppliers, net	$ 433,140	$ 182,075